Business and Segment Reporting (Reconciliation of Income from Vessel Operations to Loss Before Reorganization) (Details) - USD ($) $ in Thousands	3 Months Ended													12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total income (loss) from vessel operations of all segments	$ 91,740				$ 83,386									$ 356,254	$ 188,733	$ 115,033
General and administrative expenses	(17,349)				(19,282)									(79,169)	(83,716)	(97,663)
Technical management transition costs					(40)									(39)	(3,427)
Severance and relocation costs					(5)										(17,020)	(3,097)
Goodwill and other intangibles impairment charge																(16,214)
Gain/(loss) on disposal of vessels, including impairments	157	$ (7)	$ 3,185		1,073	$ 6,298		$ 2,753		$ 4		$ 1,477		4,251	10,532	(365,257)
Income from vessel operations	74,548	61,495	74,213	$ 80,457	65,132	47,476		14,525		(1,529)		34,630		281,297	95,102	(367,198)
Equity in income/(loss)of affiliated companies	11,605				12,412									49,329	41,355	40,894
Other income (expense)	2,574				73									(26,171)	426	849
Interest expense	(22,659)	(26,644)	(29,191)	(28,931)	(28,569)	(28,746)	[1]	(29,111)	[1]	(174,511)	[1]	(123)	[1]	(113,335)	(232,491)	(350)
Reorganization items, net	17,910	$ (1,708)	$ (1,420)	$ (1,437)	(3,487)	$ (6,338)		$ (49,756)		$ (86,123)		$ (29,256)		(8,052)	(171,473)	(327,170)
Income (loss) before income taxes	$ 83,978				$ 45,561									191,120	(95,608)	(325,805)
Parent Company [Member]
General and administrative expenses														(935)	(9,435)	(7,096)
Equity in income/(loss)of affiliated companies														250,929	50,741	(585,355)
Interest expense														(32,669)	(160,461)
Reorganization items, net														$ (7,888)	$ (150,189)	$ (68,315)

[1]	Interest expense of $73,637 for the Unsecured Revolving Credit Facility and interest expense of $73,660 for the Unsecured Senior Notes relating to post-petition contractual interest (which includes default interest) were recorded in the second quarter.